Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits
Schedule of employee welfare benefits expenses	The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
	RMB in thousands
Contributions to medical and pension schemes	934,876	814,296	732,465
Other employee benefits	99,303	92,797	108,142

Total	1,034,179	907,093	840,607